Federated International Leaders Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.8%
		China—3.3%
72,000	[1]	Alibaba Group Holding Ltd., ADR	$14,976,000
1,170,400	[1]	Budweiser Brewing Co. APAC Ltd.	3,545,105
180,725	[1]	Prosus NV	12,812,691
		TOTAL	31,333,796
		Denmark—1.0%
140,750	[2]	Chr. Hansen Holding	10,093,952
		France—18.6%
256,660		Accor SA	9,444,668
266,600		Alstom SA	13,106,662
801,500		AXA SA	18,657,719
336,937		BNP Paribas SA	16,463,272
29,000		Capgemini SE	3,199,310
47,800		Essilor International SA	6,588,328
206,000		JC Decaux SA	4,782,284
24,050		LVMH Moet Hennessy Louis Vuitton SA	9,922,491
1,262,707		Orange SA	17,132,029
95,401		Pernod Ricard SA	15,536,219
79,200		Safran SA	11,002,841
524,000		STMicroelectronics NV	14,343,253
76,500		Thales SA	7,757,561
446,100		Total SA	19,115,113
139,900	[1]	UbiSoft Entertainment SA	10,551,812
		TOTAL	177,603,562
		Germany—12.3%
119,900		Allianz SE	25,900,716
362,150		Deutsche Post AG	10,848,492
789,000		Infineon Technologies AG	16,483,573
305,397		Rheinmetall AG	27,941,087
218,994		SAP SE	26,963,987
94,800		Siemens AG	9,755,395
		TOTAL	117,893,250
		Hong Kong—2.1%
1,303,000		AIA Group Ltd.	12,601,957
422,000		Melco Resorts & Entertainment, ADR	7,317,480
		TOTAL	19,919,437
		Ireland—1.1%
320,705		CRH PLC	10,818,628
		Italy—0.5%
549,000		Mediobanca Spa	5,002,036
		Japan—17.8%
221,000		Chugai Pharmaceutical Co. Ltd.	23,907,199
89,500		Daifuku Co.	5,290,996
214,100		Kikkoman Corp.	9,887,043
423,600		Komatsu Ltd.	8,504,067
286,000		Mitsui Fudosan Co. Ltd.	6,625,523
128,400		Nidec Corp.	15,118,925

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
91,000		Shimano, Inc.	$12,708,993
74,400		Shin-Etsu Chemical Co. Ltd.	8,321,152
105,000		Shiseido Co., Ltd.	6,382,918
391,900		Sony Corp.	24,251,983
388,700		Taiyo Nippon Sanso Corp.	6,943,600
738,400		Terumo Corp.	23,655,028
180,300		Tokio Marine Holdings, Inc.	9,653,371
188,300		Yamaha Corp.	9,184,904
		TOTAL	170,435,702
		Netherlands—5.2%
132,500		Akzo Nobel NV	10,637,524
52,900		ASML Holding NV	14,651,300
942,000		ING Groep NV	9,014,461
109,006		Koninklijke Philips NV	4,685,618
492,468		Royal Dutch Shell PLC	10,789,965
		TOTAL	49,778,868
		Singapore—1.9%
1,029,539		DBS Group Holdings Ltd.	17,978,255
		South Korea—2.1%
438,700		Samsung Electronics Co. Ltd.	19,846,797
		Spain—1.3%
3,459,654		Banco Santander, SA	12,847,360
		Switzerland—10.3%
498,300	[1]	Coca-Cola HBC AG	15,871,929
1,184,571	[1]	Credit Suisse Group AG	13,422,419
222,935	[1]	Julius Baer Gruppe AG	9,365,302
67,375	[1]	Lonza Group AG	26,924,924
240,355		Nestle SA	24,902,449
27,200		Tecan AG	7,665,303
		TOTAL	98,152,326
		Taiwan—0.7%
124,400		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	6,697,696
		United Arab Emirates—1.0%
1,334,903	[1]	Network International Holdings Ltd.	9,238,417
		United Kingdom—12.6%
510,513		Anglo American PLC	11,863,154
389,317		AstraZeneca PLC	34,078,987
2,146,500		BP PLC	11,118,453
785,500		CNH Industrial NV	7,391,664
605,894		Diageo PLC	21,457,836
983,500		Informa PLC	8,773,461
53,900		Linde PLC	10,205,867
5,666,145		Melrose Industries PLC	15,462,731
		TOTAL	120,352,153
		United States—1.0%
141,500	[1]	Livanova PLC	9,865,380
		TOTAL COMMON STOCKS (IDENTIFIED COST $866,065,357)	887,857,615
		INVESTMENT COMPANIES—5.5%
298,838		Federated Government Obligations Fund, Premier Shares, 1.50%[3]	298,838

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
51,835,144	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[3]	$51,855,878
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $52,152,096)	52,154,716
	TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $918,217,453)	940,012,331
	OTHER ASSETS AND LIABILITIES - NET—1.7%[4]	16,439,984
	TOTAL NET ASSETS—100%	$956,452,315
The average notional value of long futures contracts held by the Fund throughout the period was $19,322,958. This is based on amounts held as of each month-end throughout the three-month fiscal period. At February 29, 2020, the Fund had no open futures contracts.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total
Balance of Shares Held 11/30/2019	16,674,795	37,393,670	54,068,465
Purchases/Additions	4,021,093	125,607,051	129,628,144
Sales/Reductions	(20,397,050)	(111,165,577)	(131,562,627)
Balance of Shares Held 2/29/2020	298,838	51,835,144	52,133,982
Value	$298,838	$51,855,878	$52,154,716
Change in Unrealized Appreciation/Depreciation	NA	$2,620	$2,620
Net Realized Gain/(Loss)	NA	$1,114	$1,114
Dividend Income	$26,890	$170,234	$ 197,124
Gain Distributions Received	NA	$110	$110
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions
1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Collateral Received
$284,424	$298,838
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$9,865,380	$—	$—	$9,865,380
International	28,991,176	849,001,059	—	877,992,235
Investment Companies	52,154,716	—	—	52,154,716
TOTAL SECURITIES	$91,011,272	$849,001,059	$—	$940,012,331
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt